UNITED STATES
			   SECURITIES AND EXCHANGE COMMISSION
				   Washington, D.C.  20549

						FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2000

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[   ]  is a restatement.
						[ x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Dena L. Hudgins
Title:		Vice President of Administration
Phone:		703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 15,2000

Report Type  (Check only one.):

[ x ]		13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]		13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$ 1,049,597
						  	(thousands)

List of Other Managers Reporting for this Manager:	None






                                               Form 13F Information Table
                                                                                      Voting Authority
  Name of Issuer   Title CUSIP    Value(x 1000) Shares of SH/PRNInvstmt Other Ma (a)Sole(b)Shared(c) None
Allegheny Technolog Com 01741R102          317     15,800 SH    Sole                3,500          12,300
American Elec. Pwr. Com 025537101       34,098  1,143,725 SH    Sole              842,825         300,900
American General Co Com 026351106       26,940    480,000 SH    Sole              356,200         123,800
AT&T                Com 001957109       13,580    241,150 SH    Sole              193,475          47,675
Atlantic Richfield  Com 048825103          340      4,000 SH    Sole                  900           3,100
Avon Prods Inc.     Com 054303102          307     10,500 SH    Sole                2,400           8,100
Baker Hughes, Inc.  Com 057224107          496     16,400 SH    Sole                3,700          12,700
Banc One Corp       Com 06423A103          380     11,018 SH    Sole                2,400           8,618
Bank of America Cor Com 060505104          362      6,900 SH    Sole                1,600           5,300
Bell Atlantic       Com 077853109       36,491    596,988 SH    Sole              440,088         156,900
Brunswick Corp.     Com  117043109      31,268  1,651,125 SH    Sole            1,217,025         434,100
Burlington Northern Com 12189T104       34,125  1,500,000 SH    Sole            1,112,600         387,400
Campbell Soup Co.   Com  134429109         274      8,900 SH    Sole                2,000           6,900
Caterpillar Inc Del Com  149123101      46,143  1,170,025 SH    Sole              865,000         305,025
CIGNA               Com  125509109      34,224    451,803 SH    Sole              335,253         116,550
Coastal Corp        Com  190441105      47,233  1,026,800 SH    Sole              761,500         265,300
Dow Chemical        Com  260543103      31,384    275,300 SH    Sole              202,850          72,450
DuPont              Com  263534109      45,530    860,080 SH    Sole              633,231         226,849
Eastman Kodak       Com  277461109      37,245    685,755 SH    Sole              516,560         169,195
Entergy Corp New    Com  29364G103         281     13,900 SH    Sole                3,000          10,900
Exxon Mobil Corp    Com  30231G102      32,162    412,669 SH    Sole              303,490         109,179
Fluor Corp.         Com  343861100         233      7,500 SH    Sole                1,700           5,800
Ford Mtr Co Del     Com  345370100         322      7,000 SH    Sole                1,500           5,500
General Dynamics Co Com  369550108      33,554    674,450 SH    Sole              505,950         168,500
General Motors Corp Com  370442105      61,922    747,740 SH    Sole              559,310         188,430
Hartford Finl Svcs  Com  416515104      40,527    768,275 SH    Sole              569,775         198,500
Heinz               Com  423074103         307      8,800 SH    Sole                2,000           6,800
Honeywell Int'l Inc Com  438516106      33,455    634,970 SH    Sole              469,822         165,148
Int'l Flav/Frag     Com  459506101      34,231    976,275 SH    Sole              719,575         256,700
Int'l Paper         Com  460146103      34,080    797,100 SH    Sole              590,575         206,525
J. P. Morgan & Co.  Com  616880100      46,807    355,269 SH    Sole              269,209          86,060
Limited Inc.        Com  532716107      35,389    840,100 SH    Sole              622,950         217,150
May Department Stor Com  577778103      32,462  1,139,025 SH    Sole              839,325         299,700
Minn., Mining & Man Com  604059105      51,373    580,080 SH    Sole              428,257         151,823
Norfolk Southern    Com  655844108      25,563  1,793,875 SH    Sole            1,321,825         472,050
Occidental Pete Cp  Com  674599105         332     16,000 SH    Sole                3,600          12,400
Pharmacia & UpJohn  Com  716941109         458      7,700 SH    Sole                1,700           6,000
Philip Morris       Com  718154107      25,557  1,209,817 SH    Sole              866,618         343,199
Polaroid            Com  731095105         437     18,400 SH    Sole                4,200          14,200
Raytheon Co CL A    Com  755111309      27,238  1,447,875 SH    Sole            1,078,675         369,200
Rockwell Internatio Com  773903109      31,786    760,200 SH    Sole              563,800         196,400
Sara Lee Corp       Com  803111103         286     15,900 SH    Sole                3,500          12,400
SBC Communications  Com  78387G103      44,131  1,047,625 SH    Sole              776,125         271,500
Sears Roebuck & Co  Com  812387108         355     11,600 SH    Sole                2,600           9,000
Southern Co.        Com  842587107      34,000  1,563,216 SH    Sole            1,151,775         411,441
Unicom Corp         Com  904911104         391     10,700 SH    Sole                2,300           8,400
United Technologies Com  913017109         202      3,200 SH    Sole                1,150           2,050
US Bancorp          Com  902973106         333     15,200 SH    Sole                3,300          11,900
Weyerhaeuser        Com  962166104         291      5,100 SH    Sole                1,100           4,000
Xerox Corp          Com  984121103         395     15,200 SH    Sole                3,400          11,800
                                     1,049,597